(Delaware Diversified Income Fund)
What is the Fund's investment objective?
Delaware Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Diversified Income Fund)	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Diversified Income Fund)	Class A	Class B	Class C	Class R	Institutional Class
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	none
Other expenses	0.21%	0.21%	0.21%	0.21%	0.21%
Total annual fund operating expenses	0.90%	1.65%	1.65%	1.15%	0.65%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Diversified Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	662	845	1,045	1,619
Class B	492	722	1,051	1,690
Class C	268	520	897	1,955
Class R	117	365	633	1,398
Institutional Class	66	208	362	810

Expense Example, No Redemption (Delaware Diversified Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	92	447	826	1,690
Class C	168	520	897	1,955

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 238% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy). The Fund's investment manager, Delaware Management Company (Manager or we), will determine how much of the Fund to allocate to each of the four sectors, based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. The Manager will periodically reallocate the Fund's assets as deemed necessary.

Under normal circumstances, between 5 and 50% of the Fund's total assets will be allocated to the U.S. high yield sector. The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 25% of the Fund's total assets. The Fund will limit its investments in foreign securities to no more than 50% of its net assets and will hedge its foreign currency exposure, which will be limited to 25% of the Fund's net assets, by entering into forward foreign currency contracts.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective.

The Fund's 80% policy is nonfundamental and can be changed without shareholder approval. However, the Fund's shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Bank loans and other indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk — The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance.

How has Delaware Diversified Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 10.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -3.93% for the quarter ended Sept. 30, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2013
Average Annual Total Returns (Delaware Diversified Income Fund)	1 Year	5 Years	10 Years
Class A	(5.80%)	7.68%	5.75%
Class A return after taxes on distributions	(6.88%)	5.59%	3.70%
Class A return after taxes on distributions and sale of Fund shares	(3.25%)	5.30%	3.72%
Class B	(5.82%)	7.64%	5.58%
Class C	(3.06%)	7.86%	5.45%
Class R	(1.52%)	8.43%	5.96%
Institutional Class	(1.02%)	8.93%	6.50%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.